Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2012
Share-Based Payments [Abstract]
Summary of the Company's stock option activity and related information

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2011	196,925	$41.18
Exercised	(72,084)	39.46

Outstanding and exercisable at April 30, 2012	124,841	$42.18

Summary of company's restricted shares, deferred shares, deferred stock units, and performance units

	Restricted/Deferred Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Fair Value
Outstanding at May 1, 2011	1,157,266	$49.39	125,360	$77.53
Granted	152,180	78.32	99,455	76.37
Converted	125,360	77.53	(125,360)	77.53
Vested	(430,831)	52.60	—	—
Forfeited	(12,985)	52.91	—	—

Outstanding at April 30, 2012	990,990	$55.95	99,455	$76.37

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted/ Deferred Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Grant Date Fair Value
2012	152,180	$78.32	99,455	$76.37
2011	303,863	58.32	125,360	77.53
2010	504,580	44.63	190,010	57.37